Other non-financial assets (Tables)	12 Months Ended
Dec. 31, 2019
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of other non financial assets [Line Items]
Schedule of other non-financial assets

This item is made up as follows:

	December 31, 2019	December 31, 2018
	US$(000)	US$(000)

Current
Income tax prepayments (a)	75,521	26,794
Value added tax (VAT) credit	27,414	28,081
Other taxes to be recovered	2,745	2,700
	105,680	57,575

Non-current
Other receivables (b)	186,626	183,208
Income tax prepayments (a)	52,559	16,858
	239,185	200,066

Total other non-financial assets	344,865	257,641

(a)Represents disbursements made by the Company for the prepayment of income tax, which the Company expects to use to offset future tax obligations or will be refunded to the Company by SUNAT (Superintendencia Nacional de Administración Tributaria) (see Note 13(b)). The balance at December 31, 2019, also includes income tax benefits from the years 2013 to 2018 as part of the adoption of IFRIC 23 (see Note 2(q)).

(b)Represents disbursement made by the Company in connection with disputed tax assessments related to reviews by SUNAT from years 2003 to 2012 (see Note 13(c) and 13(e)). According to current tax procedures and the timeframe for resolving these types of claims, management and its legal advisors expect resolution of this matter will be favorable to the Company and amounts will be recoverable.